Derivative instruments and hedging activities - Schedule of information about written credit derivatives by external credit rating of underlying asset (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2022	Mar. 31, 2021
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 18,257	¥ 17,705
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7,708	7,035
Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		10,015	10,235
Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		419	396
Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		115	39
AAA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		297	312
AAA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		192	198
AAA [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		105	114
AAA [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AAA [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,700	1,346
AA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,485	1,218
AA [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		215	128
AA [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,622	3,771
A [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,164	1,887
A [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,369	1,880
A [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		28	4
A [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		61
BBB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7,322	8,661
BBB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,057	2,098
BBB [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,012	6,294
BBB [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		226	237
BBB [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		27	32
BB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,931	2,233
BB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		869	753
BB [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		988	1,415
BB [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		47	58
BB [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		27	7
Other [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	1,385	1,382
Other [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	941	881
Other [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	326	404
Other [Member] | Other credit risk-related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	118	97
Other [Member] | Credit risk-related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]

[1]	Other includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a credit rating is unavailable.